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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 1/31/11
*Fund included is Invesco Special Value Fund.

Item 1. Reports to Stockholders.

Invesco Special Value Fund
Semiannual Report to Shareholders ▪ January 31, 2011
Nasdaq:
A: SVFAX ▪ B: SVFBX ▪ C: SVFCX ▪ Y: SVFDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 7/31/10 to 1/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.12%

Class B Shares	20.64

Class C Shares	20.70

Class Y Shares	21.32

S&P 500 Index▼ (Broad Market Index)	17.93

Russell 2000 Value Index▼ (Style-Specific Index)	18.21

Lipper Small-Cap Value Funds Index▼ (Peer Group Index)	19.94

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper Inc.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 1/31/11, including maximum applicable
sales charges

Class A Shares

Inception (7/28/97)	9.57%

10 Years	9.40

5 Years	6.64

1 Year	24.30

Class B Shares

Inception (10/29/96)	10.54%

10 Years	9.34

5 Years	6.83

1 Year	25.55

Class C Shares

Inception (7/28/97)	9.22%

10 Years	9.20

5 Years	7.04

1 Year	29.59

Class Y Shares

Inception (7/28/97)	10.29%

10 Years	10.28

5 Years	8.13

1 Year	31.89

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (7/28/97)	9.63%

10 Years	9.85

5 Years	8.05

1 Year	22.96

Class B Shares

Inception (10/29/96)	10.60%

10 Years	9.79

5 Years	8.25

1 Year	24.14

Class C Shares

Inception (7/28/97)	9.28%

10 Years	9.65

5 Years	8.46

1 Year	28.18

Class Y Shares

Inception (7/28/97)	10.34%

10 Years	10.74

5 Years	9.55

1 Year	30.40

reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Special Value Fund. Returns shown above for Class A, Class B, Class

C and Class Y shares are blended returns of the predecessor fund and Invesco Special Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.16%, 1.91%, 1.91% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

2                Invesco Special Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett,
Independent Chair,
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor,
Senior Managing Director,
Invesco Ltd.
3                Invesco Special Value Fund

Schedule of Investments(a)

January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.92%
Aerospace & Defense–6.51%
AAR Corp.(b)	298,400	$7,994,136

AerCap Holdings N.V.(b)	761,245	11,357,775

Moog, Inc.–Class A(b)	131,300	5,598,632

		24,950,543

Air Freight & Logistics–2.60%
Forward Air Corp.	148,900	4,155,799

UTI Worldwide, Inc. (Luxembourg)	265,200	5,807,880

		9,963,679

Apparel Retail–2.70%
Abercrombie & Fitch Co.–Class A	113,300	5,711,453

Stage Stores, Inc.	300,650	4,660,075

		10,371,528

Apparel, Accessories & Luxury Goods–3.04%
Liz Claiborne, Inc.(b)	1,356,600	6,701,604

Maidenform Brands, Inc.(b)	192,773	4,961,977

		11,663,581

Asset Management & Custody Banks–2.91%
Federated Investors, Inc.–Class B	212,400	5,751,792

Janus Capital Group, Inc.	418,100	5,397,671

		11,149,463

Automobile Manufacturers–0.12%
Winnebago Industries, Inc.(b)	31,854	474,625

Construction & Engineering–4.08%
Insituform Technologies, Inc.–Class A(b)	192,600	5,298,426

Orion Marine Group, Inc.(b)	256,832	3,010,071

Shaw Group, Inc. (The)(b)	194,400	7,342,488

		15,650,985

Construction Materials–1.03%
Eagle Materials, Inc.	136,700	3,964,300

Construction, Farm Machinery & Heavy Trucks–4.47%
Terex Corp.(b)	228,100	7,397,283

WABCO Holdings, Inc.(b)	166,500	9,723,600

		17,120,883

Consumer Electronics–2.41%
Harman International Industries, Inc.(b)	213,600	9,253,152

	Shares
Data Processing & Outsourced Services–4.24%
Alliance Data Systems Corp.(b)	93,000	6,578,820

Euronet Worldwide, Inc.(b)	319,100	5,836,339

Heartland Payment Systems, Inc.	242,369	3,829,430

		16,244,589

Distributors–0.92%
ScanSource, Inc.(b)	97,235	3,520,879

Diversified Banks–0.48%
BancorpSouth, Inc.	118,500	1,853,340

Electric Utilities–0.75%
Allete, Inc.	77,562	2,862,813

Electrical Components & Equipment–2.38%
Belden, Inc.	263,100	9,145,356

Electronic Equipment & Instruments–2.94%
Checkpoint Systems, Inc.(b)	236,579	4,890,088

Rogers Corp.(b)	149,242	6,384,573

		11,274,661

Electronic Manufacturing Services–3.62%
Jabil Circuit, Inc.	489,200	9,886,732

Methode Electronics, Inc.	336,292	3,974,972

		13,861,704

Environmental & Facilities Services–0.46%
Calgon Carbon Corp.(b)	122,900	1,752,554

Gas Utilities–0.88%
UGI Corp.	107,100	3,357,585

Health Care Equipment–3.16%
Beckman Coulter, Inc.	68,200	4,911,082

Cooper Cos., Inc. (The)	79,955	4,584,620

Hill-Rom Holdings, Inc.	64,400	2,606,268

		12,101,970

Health Care Facilities–3.27%
HealthSouth Corp.(b)	240,400	5,437,848

Select Medical Holdings Corp.(b)	657,883	4,434,132

VCA Antech, Inc.(b)	116,000	2,658,720

		12,530,700

Home Furnishings–0.93%
Interface, Inc.–Class A	218,817	3,555,776

Household Appliances–1.28%
Snap-on, Inc.	86,800	4,915,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Special Value Fund

	Shares	Value

Household Products–0.80%
Central Garden and Pet Co.(b)	212,266	$2,061,103

Central Garden and Pet Co.–Class A(b)	105,888	1,003,818

		3,064,921

Industrial Machinery–0.54%
John Bean Technologies Corp.	113,842	2,054,848

Investment Banking & Brokerage–0.48%
FBR Capital Markets Corp.(b)	487,800	1,829,250

IT Consulting & Other Services–2.91%
Acxiom Corp.(b)	192,400	3,315,052

MAXIMUS, Inc.	79,620	5,402,217

Ness Technologies, Inc.(b)	409,820	2,454,822

		11,172,091

Life & Health Insurance–1.78%
CNO Financial Group, Inc.(b)	1,079,200	6,831,336

Life Sciences Tools & Services–1.26%
Bio-Rad Laboratories, Inc.–Class A(b)	44,440	4,838,627

Multi-Utilities–0.54%
Avista Corp.	91,800	2,079,270

Office Electronics–1.22%
Zebra Technologies Corp.–Class A(b)	119,890	4,663,721

Office Services & Supplies–1.86%
ACCO Brands Corp.(b)	868,333	7,129,014

Oil & Gas Equipment & Services–1.83%
Superior Energy Services, Inc.(b)	200,070	7,026,458

Oil & Gas Exploration & Production–1.34%
Goodrich Petroleum Corp.(b)	241,700	5,128,874

Paper Packaging–1.59%
Sealed Air Corp.	228,000	6,085,320

Property & Casualty Insurance–5.00%
AmTrust Financial Services, Inc.	381,600	7,063,416

Argo Group International Holdings, Ltd.	116,400	4,146,168

Employers Holdings, Inc.	182,399	3,062,479

Transatlantic Holdings, Inc.	95,000	4,887,750

		19,159,813

Real Estate Development–0.31%
Forestar Group, Inc.(b)	64,585	1,205,156

Regional Banks–1.71%
Zions Bancorp.	278,000	6,555,240

	Shares
Reinsurance–3.71%
Alterra Capital Holdings, Ltd. (Bermuda)	161,200	3,473,860

Platinum Underwriters Holdings Ltd. (Bermuda)	166,900	7,376,980

Reinsurance Group of America, Inc.	58,400	3,361,504

		14,212,344

Research & Consulting Services–1.79%
Resources Connection, Inc.	144,794	2,901,672

Stantec, Inc.(b)	138,500	3,945,865

		6,847,537

Restaurants–3.15%
AFC Enterprises, Inc.(b)	126,250	1,881,125

Denny’s Corp.(b)	1,236,799	4,675,100

Sonic Corp.(b)	577,000	5,533,430

		12,089,655

Semiconductor Equipment–2.47%
Brooks Automation, Inc.(b)	418,842	4,917,205

Novellus Systems, Inc.(b)	126,200	4,552,034

		9,469,239

Semiconductors–1.68%
Microsemi Corp.(b)	286,800	6,450,132

Specialized Consumer Services–1.66%
H&R Block, Inc.	143,300	1,794,116

Weight Watchers International, Inc.	117,500	4,559,000

		6,353,116

Specialty Chemicals–1.84%
A. Schulman, Inc.	148,400	3,168,340

Zep, Inc.	214,952	3,884,183

		7,052,523

Thrifts & Mortgage Finance–0.60%
First Niagara Financial Group, Inc.	166,600	2,312,408

Tires & Rubber–1.67%
Goodyear Tire & Rubber Co.(b)	537,600	6,386,688

Total Common Stocks & Other Equity Interests (Cost $274,993,025)		371,537,731

Money Market Funds–4.07%
Liquid Assets Portfolio–Institutional Class(c)	7,796,271	7,796,271

Premier Portfolio–Institutional Class(c)	7,796,271	7,796,271

Total Money Market Funds (Cost $15,592,542)		15,592,542

TOTAL INVESTMENTS–100.99% (Cost $290,585,567)		387,130,273

OTHER ASSETS LESS LIABILITIES–(0.99)%		(3,802,761)

NET ASSETS–100.00%		$383,327,512

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Special Value Fund

Portfolio Composition

By sector, based on Net Assets
as of January 31, 2011

Industrials	23.9%

Information Technology	20.0

Consumer Discretionary	17.3

Financials	17.0

Health Care	7.7

Materials	4.9

Energy	3.2

Utilities	2.1

Consumer Staples	0.8

Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Special Value Fund

Statement of Assets and Liabilities

January 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $274,993,025)	$371,537,731

Investments in affiliated money market funds, at value and cost	15,592,542

Total investments, at value (Cost $290,585,567)	387,130,273

Receivable for:
Investments sold	604,047

Fund shares sold	1,664,874

Dividends	34,470

Investment for trustee deferred compensation and retirement plans	1,462

Other assets	20,748

Total assets	389,455,874

Liabilities:
Payable for:
Investments purchased	1,144,720

Fund shares reacquired	4,378,037

Accrued fees to affiliates	459,555

Accrued other operating expenses	143,136

Trustee deferred compensation and retirement plans	2,914

Total liabilities	6,128,362

Net assets applicable to shares outstanding	$383,327,512

Net assets consist of:
Shares of beneficial interest	$289,904,186

Undistributed net investment income (loss)	(1,068,265)

Undistributed net realized gain (loss)	(2,053,115)

Unrealized appreciation	96,544,706

$383,327,512

Net Assets:
Class A	$313,551,915

Class B	$26,189,002

Class C	$27,656,642

Class Y	$15,929,953

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	21,876,824

Class B	2,261,855

Class C	2,383,452

Class Y	1,045,259

Class A:
Net asset value per share	$14.33

Maximum offering price per share
(net asset value of $14.33 divided by 94.50%)	$15.16

Class B:
Net asset value and offering price per share	$11.58

Class C:
Net asset value and offering price per share	$11.60

Class Y:
Net asset value and offering price per share	$15.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Special Value Fund

Statement of Operations

For the six months ended January 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $317)	$1,309,299

Dividends from affiliated money market funds	8,949

Total investment income	1,318,248

Expenses:
Advisory fees	1,150,290

Administrative services fees	54,611

Custodian fees	11,929

Distribution fees:
Class A	359,989

Class B	133,814

Class C	116,405

Transfer agent fees	423,605

Trustees’ and officers’ fees and benefits	11,407

Other	134,237

Total expenses	2,396,287

Less: Fees waived	(9,774)

Net expenses	2,386,513

Net investment income (loss)	(1,068,265)

Realized and unrealized gain from:
Net realized gain from investment securities	31,272,936

Change in net unrealized appreciation of investment securities	34,703,736

Net realized and unrealized gain	65,976,672

Net increase in net assets resulting from operations	$64,908,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Special Value Fund

Statement of Changes in Net Assets

For the six months ended January 31, 2011 and the year ended July 31, 2010
(Unaudited)

	January 31,	July 31,
	2011	2010

Operations:
Net investment income (loss)	$(1,068,265)	$(1,269,288)

Net realized gain	31,272,936	26,700,925

Change in net unrealized appreciation	34,703,736	30,822,493

Net increase in net assets resulting from operations	64,908,407	56,254,130

Distributions to shareholders from net investment income:
Class A	—	(811,520)

Class Y	—	(8,959)

Total distributions from net investment income	—	(820,479)

Distributions to shareholders from net realized gains:
Class A	(7,189,750)	—

Class B	(800,403)	—

Class C	(716,656)	—

Class Y	(113,715)	—

Total distributions from net realized gains	(8,820,524)	—

Share transactions–net:
Class A	(4,511,245)	23,976,540

Class B	(5,228,852)	(42,212,556)

Class C	2,768,981	1,069,519

Class Y	12,427,171	1,110,522

Net increase (decrease) in net assets resulting from share transactions	5,456,055	(16,055,975)

Net increase in net assets	61,543,938	39,377,676

Net assets:
Beginning of period	321,783,574	282,405,898

End of period (includes undistributed net investment income (loss) of $(1,068,265) and $0, respectively)	$383,327,512	$321,783,574

Notes to Financial Statements

January 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Special Value Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Special Value Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Special Value Fund. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A shares received Class A shares of the Fund; holders of the Acquired Fund’s Class B and Class C shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares throughout this report.
  The Fund’s investment objective is to seek long-term capital appreciation.

9        Invesco Special Value Fund

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

10        Invesco Special Value Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.67%

Next $500 million	0.645%

Over $1 billion	0.62%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.34%, 2.09%, 2.09%, and 1.09%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

11        Invesco Special Value Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended January 31, 2011, the Adviser waived advisory fees of $9,774.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended January 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended January 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2011, IDI advised the Fund that IDI retained $12,168 in front-end sales commissions from the sale of Class A shares and $1,342, $6,099 and $2,518 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$387,130,273	$—	$—	$387,130,273

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

12        Invesco Special Value Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2011, the Fund paid legal fees of $1,039 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of July 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

July 31, 2017	$8,507,371

July 31, 2018	7,848,329

Total capital loss carryforward	$16,355,700

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2011 was $159,407,244 and $161,147,698, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$91,676,510

Aggregate unrealized (depreciation) of investment securities	(3,281,630)

Net unrealized appreciation of investment securities	$88,394,880

Cost of investments for tax purposes is $298,735,393.

13        Invesco Special Value Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	January 31, 2011(a)		July 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,903,811	$25,515,828	6,602,427	$76,098,544

Class B	123,583	1,339,683	172,815	1,620,080

Class C	400,890	4,488,251	548,232	5,313,446

Class Y	940,409	14,162,744	122,027	1,536,780

Issued as reinvestment of dividends:
Class A	481,012	6,815,946	71,997	797,725

Class B	61,212	701,492	—	—

Class C	58,032	666,784	—	—

Class Y	7,256	109,340	723	8,483

Automatic conversion of Class B shares to Class A shares:
Class A	277,614	3,686,050	451,279	5,298,191

Class B	(341,974)	(3,686,050)	(552,242)	(5,298,191)

Reacquired:(b)
Class A	(3,099,226)	(40,529,069)	(5,022,690)	(58,217,920)

Class B	(341,424)	(3,583,977)	(4,085,791)	(38,534,445)

Class C	(228,781)	(2,386,054)	(448,629)	(4,243,927)

Class Y	(125,094)	(1,844,913)	(35,382)	(434,741)

Net increase (decrease) in share activity	117,320	$5,456,055	(2,175,234)	$(16,055,975)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $5,895 allocated among the classes based on relative net assets of each class for the six months ended January 31, 2011.

14        Invesco Special Value Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions						net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end		Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period		return(b)	(000s omitted)	absorbed(c)		absorbed(c)		net assets(c)		turnover(d)

Class A
Six months ended 01/31/11	$12.12	$(0.03)	$2.58	$2.55	$—	$(0.34)	$(0.34)	$14.33	(e)	21.04%	$313,552	1.28	%(f)	1.29	%(f)	(0.52	)%(f)	49%
Year ended 07/31/10	10.10	(0.03)	2.09	2.06	(0.04)	—	(0.04)	12.12		20.41	270,338	1.23		1.24		(0.25)		29
Year ended 07/31/09	12.97	0.05	(1.77)	(1.72)	—	(1.15)	(1.15)	10.10		(10.50)	204,174	1.34		1.34		0.57		54
Year ended 07/31/08	18.62	(0.03)	(1.56)	(1.59)	—	(4.06)	(4.06)	12.97		(9.32)	244,668	1.25		1.25		(0.18)		47
Year ended 07/31/07	20.84	(0.04)	4.07	4.03	—	(6.25)	(6.25)	18.62		20.93	313,180	1.21		1.21		(0.19)		44
Year ended 07/31/06	22.28	(0.04)	1.70	1.66	—	(3.10)	(3.10)	20.84		8.50	283,281	1.28		1.28		(0.22)		28

Class B
Six months ended 01/31/11	9.88	(0.06)	2.10	2.04	—	(0.34)	(0.34)	11.58	(e)	20.64	26,189	2.03	(f)	2.04	(f)	(1.27	)(f)	49
Year ended 07/31/10	8.27	(0.10)	1.71	1.61	—	—	—	9.88		19.47	27,269	1.98		1.99		(1.00)		29
Year ended 07/31/09	11.00	(0.01)	(1.57)	(1.58)	—	(1.15)	(1.15)	8.27		(11.17)	59,761	2.09		2.09		(0.18)		54
Year ended 07/31/08	16.55	(0.12)	(1.37)	(1.49)	—	(4.06)	(4.06)	11.00		(9.99)	117,603	2.00		2.00		(0.93)		47
Year ended 07/31/07	19.25	(0.17)	3.72	3.55	—	(6.25)	(6.25)	16.55		20.00	209,575	1.97		1.97		(0.95)		44
Year ended 07/31/06	20.95	(0.19)	1.59	1.40	—	(3.10)	(3.10)	19.25		7.68	251,970	2.03		2.03		(0.97)		28

Class C
Six months ended 01/31/11	9.90	(0.06)	2.10	2.04	—	(0.34)	(0.34)	11.60	(e)	20.60	27,657	2.03	(f)	2.04	(f)	(1.27	)(f)	49
Year ended 07/31/10	8.29	(0.09)	1.70	1.61	—	—	—	9.90		19.42	21,315	1.98		1.99		(1.00)		29
Year ended 07/31/09	11.02	(0.01)	(1.57)	(1.58)	—	(1.15)	(1.15)	8.29		(11.14)	17,022	2.09		2.09		(0.18)		54
Year ended 07/31/08	16.57	(0.12)	(1.37)	(1.49)	—	(4.06)	(4.06)	11.02		(9.98)	25,138	2.00		2.00		(0.93)		47
Year ended 07/31/07	19.27	(0.17)	3.72	3.55	—	(6.25)	(6.25)	16.57		19.97	36,613	1.97		1.97		(0.95)		44
Year ended 07/31/06	20.97	(0.19)	1.59	1.40	—	(3.10)	(3.10)	19.27		7.72	36,311	2.02		2.02		(0.96)		28

Class Y
Six months ended 01/31/11	12.85	(0.02)	2.75	2.73	—	(0.34)	(0.34)	15.24	(e)	21.24	15,930	1.03	(f)	1.04	(f)	(0.27	)(f)	49
Year ended 07/31/10	10.71	0.00	2.20	2.20	(0.06)	—	(0.06)	12.85		20.58	2,861	0.98		0.99		0.00		29
Year ended 07/31/09	13.60	0.23	(1.97)	(1.74)	—	(1.15)	(1.15)	10.71		(10.14)	1,449	1.09		1.09		0.82		54
Year ended 07/31/08	19.28	0.01	(1.63)	(1.62)	—	(4.06)	(4.06)	13.60		(9.13)	30,609	1.00		1.00		0.07		47
Year ended 07/31/07	21.34	0.01	4.18	4.19	—	(6.25)	(6.25)	19.28		21.23	52,070	0.97		0.97		0.05		44
Year ended 07/31/06	22.69	0.00	1.75	1.75	—	(3.10)	(3.10)	21.34		8.76	54,930	1.03		1.03		0.03		28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios for all classes was 0.01% for the year ended 2010 and less than 0.005% for the years ended 2009, 2008 and 2007.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $285,643, $26,545, $23,091 and $5,292 for Class A, Class B, Class C and Class Y shares, respectively.

NOTE 10—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

15        Invesco Special Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2010 through January 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(08/01/10)	(01/31/11)[1]	Period[2]	(01/31/11)	Period[2]	Ratio
A	$1,000.00	$1,211.20	$7.13	$1,018.75	$6.51	1.28%

B	1,000.00	1,206.40	11.29	1,014.97	10.31	2.03

C	1,000.00	1,207.00	11.29	1,014.97	10.31	2.03

Y	1,000.00	1,213.20	5.75	1,020.01	5.24	1.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period August 1, 2010 through January 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16        Invesco Special Value Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-SPVAL-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 8, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.